FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       April 22, 2002


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       94

Form 13F Information Table Value Total:       $203,810



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      761    14473 SH       SOLE                             14473
American International Group   COM              026874107     4755    65916 SH       SOLE                             65916
Amgen Inc                      COM              031162100     3742    62700 SH       SOLE                             62700
Applied Materials Inc          COM              038222105      258     4750 SH       SOLE                              4750
Avery-Dennison Corp            COM              053611109      739    12115 SH       SOLE                             12115
BJ Services Co                 COM              055482103     2420    70200 SH       SOLE                             70200
Bank of America Corp           COM              060505104     4936    72567 SH       SOLE                             72567
Barr Laboratories Inc          COM              068306109     2358    35830 SH       SOLE                             35830
BellSouth Corp                 COM              079860102     4640   125875 SH       SOLE                            125875
Bristol Myers Squibb Co        COM              110122108      316     7805 SH       SOLE                              7805
Cardinal Health Inc            COM              14149Y108     2343    33050 SH       SOLE                             33050
Caremark Rx Inc                COM              141705103     3605   184850 SH       SOLE                            184850
ChevronTexaco Corp             COM              166764100     4255    47135 SH       SOLE                             47135
Cisco Systems Inc              COM              17275R102      695    41035 SH       SOLE                             41035
Citigroup Inc                  COM              172967101     5204   105086 SH       SOLE                            105086
Coca Cola Co                   COM              191216100      991    18961 SH       SOLE                             18961
Costco Wholesale Corp          COM              22160K105      417    10480 SH       SOLE                             10480
Dell Computer Corp             COM              247025109     3412   130680 SH       SOLE                            130680
Dow Chemical Co                COM              260543103      294     9000 SH       SOLE                              9000
Duke Energy Corp               COM              264399106     2804    74170 SH       SOLE                             74170
EMC Corp - Mass                COM              268648102      605    50750 SH       SOLE                             50750
El Paso Corp                   COM              28336L109      276     6265 SH       SOLE                              6265
Electronic Data Systems Corp   COM              285661104     2459    42400 SH       SOLE                             42400
Exxon Mobil Corp               COM              30231G102      905    20652 SH       SOLE                             20652
Fannie Mae                     COM              313586109     6313    79033 SH       SOLE                             79033
Forest Laboratories Inc        COM              345838106     3350    41000 SH       SOLE                             41000
General Electric Co            COM              369604103     7302   194989 SH       SOLE                            194989
Gillette Co                    COM              375766102      204     6000 SH       SOLE                              6000
H&R Block Inc                  COM              093671105     2253    50675 SH       SOLE                             50675
Health Management Assoc Inc    COM              421933102      535    25801 SH       SOLE                             25801
Home Depot Inc                 COM              437076102     7242   148981 SH       SOLE                            148981
Illinois Tool Works Inc        COM              452308109      962    13300 SH       SOLE                             13300
Indymac Bancorp Inc            COM              456607100     2645   107100 SH       SOLE                            107100
Integrated Circuit Systems     COM              45811k208     1928    94500 SH       SOLE                             94500
Integrated Device Tech Inc     COM              458118106     2099    63150 SH       SOLE                             63150
Intel Corp                     COM              458140100     3835   126125 SH       SOLE                            126125
International Business Machine COM              459200101     6281    60390 SH       SOLE                             60390
International Rectifier Corp   COM              460254105     2078    45755 SH       SOLE                             45755
Jacobs Engineering Group Inc   COM              469814107     2959    41500 SH       SOLE                             41500
Johnson & Johnson              COM              478160104     5586    86000 SH       SOLE                             86000
Kerr-McGee Corp                COM              492386107     3788    60275 SH       SOLE                             60275
Kimberly Clark Corp            COM              494368103      526     8130 SH       SOLE                              8130
King Pharmaceuticals Inc       COM              495582108     2428    69358 SH       SOLE                             69358
L-3 Communications Hldgs Inc   COM              502424104     2649    23650 SH       SOLE                             23650
Lam Research Corp              COM              512807108     2296    78300 SH       SOLE                             78300
Lennar Corp                    COM              526057104     3069    58175 SH       SOLE                             58175
MBNA Corp                      COM              55262L100     1292    33485 SH       SOLE                             33485
McDonalds Corp                 COM              580135101      263     9488 SH       SOLE                              9488
Medtronic Inc                  COM              585055106     1008    22300 SH       SOLE                             22300
Mellon Financial Corp          COM              58551A108      359     9305 SH       SOLE                              9305
Merck & Co Inc                 COM              589331107      596    10350 SH       SOLE                             10350
Michael Stores Inc             COM              594087108     3647    96470 SH       SOLE                             96470
Microsoft Corp                 COM              594918104     6739   111745 SH       SOLE                            111745
Morgan Stanley Dean Witter & C COM              617446448      339     5920 SH       SOLE                              5920
Northern Trust Corp.           COM              665859104     4205    69950 SH       SOLE                             69950
O'Reilly Automotive Inc        COM              686091109     2232    70700 SH       SOLE                             70700
Office Depot Inc               COM              676220106     3384   170500 SH       SOLE                            170500
Omnicom Group                  COM              681919106      601     6365 SH       SOLE                              6365
Owens-Illinois Inc             COM              690768403     3323   195500 SH       SOLE                            195500
Pactiv Corporation             COM              695257105     2717   135700 SH       SOLE                            135700
Pfizer Inc                     COM              717081103     6286   158176 SH       SOLE                            158176
Pharmaceutical Product Develop COM              717124101     2349    67400 SH       SOLE                             67400
Philip Morris Companies Inc    COM              718154107      342     6495 SH       SOLE                              6495
Procter & Gamble Co            COM              742718109      685     7600 SH       SOLE                              7600
Ruby Tuesday Inc               COM              781182100     4254   182975 SH       SOLE                            182975
SBC Communications Inc         COM              78387G103     1404    37506 SH       SOLE                             37506
Safeway Inc                    COM              786514208      520    11550 SH       SOLE                             11550
Schering Plough Corp           COM              806605101     1305    41680 SH       SOLE                             41680
Smith International Inc        COM              832110100      237     3500 SH       SOLE                              3500
Southern Co                    COM              842587107      282    10638 SH       SOLE                             10638
St Jude Medical Inc            COM              790849103     1844    23900 SH       SOLE                             23900
Sun Microsystems Inc           COM              866810104      349    39600 SH       SOLE                             39600
SunTrust Banks Inc             COM              867914103     3760    56348 SH       SOLE                             56348
Symantec Corp                  COM              871503108     2654    64400 SH       SOLE                             64400
TCF Financial Corp             COM              872275102     3236    61500 SH       SOLE                             61500
Temple Inland Inc              COM              879868107     2301    40575 SH       SOLE                             40575
United Technologies Corp       COM              913017109     1214    16360 SH       SOLE                             16360
V F Corp                       COM              918204108      234     5404 SH       SOLE                              5404
Verizon Communications         COM              92343v104      367     7962 SH       SOLE                              7962
Wachovia Corp                  COM              929903102      679    18300 SH       SOLE                             18300
Wal-Mart Stores Inc            COM              931142103     6547   106795 SH       SOLE                            106795
Walgreen Co                    COM              931422109      988    25200 SH       SOLE                             25200
Wellpoint Health Networks      COM              94973h108     2738    43000 SH       SOLE                             43000
Wells Fargo Company            COM              949746101      524    10600 SH       SOLE                             10600
XTO Energy Inc                 COM              98385X106     3589   179000 SH       SOLE                            179000
American High Income Tr SBI                     026547109      126 10990.299000SH    SOLE                        10990.299000
Lord Abbett All Value Fund CL                   543915607       98 10000.000000SH    SOLE                        10000.000000
ML Strategic Returns Notes                      59021J505      156 16300.000000SH    SOLE                        16300.000000
Mercury US Large Cap Fund-C                     589358787      114 14353.565000SH    SOLE                        14353.565000
Pimco Target Fund Class C                       693389298      157 11068.000000SH    SOLE                        11068.000000
Putnam Investors Fd Cl A                        746809102      200 18000.000000SH    SOLE                        18000.000000
S&P Industrial 01B Roll DAF                     294712302       21 18812.226400SH    SOLE                        18812.226400
Select Ten 01 SRS 1 Roll Def A                  294701A23       19 19458.000000SH    SOLE                        19458.000000
Teleglobal Port 01A Roll DAF                    29471T733       11 23012.423700SH    SOLE                        23012.423700